Reconciliation of Segment Information to Consolidated Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment profit or loss:
Income (loss) from operations	$ (20,574)	$ (19,929)	$ (47,696)
Share-based compensation	179	1,165	3,014
Impairment loss on intangible assets	15	2,583	1,330
Impairment loss on property, plant and equipment			278
Impairment loss on prepaid licensing and royalty fees	702	247	870
Impairment loss on goodwill	12,489	5,097	2,255
Impairment loss on deconsolidation of T2CN			22,234
Interest income	283	762	956
Interest expense	247	426	370
Foreign exchange gain (loss)	434	(365)	(606)
Gain (loss) on equity method investments - net	234	(47,869)	(20,770)
Impairment loss on marketable securities and investments	1,193	13,327	4,677
Depreciation	1,224	2,080	2,092
Amortization, including intangible assets	2,204	2,314	2,779
Income tax (benefit) expense	671	(245)	7,260
Segment assets:
Equity method investments	5,223	7,615
Additions to property, plant and equipment	429	768	3,784
Additions to intangible assets	1,679	1,274	2,317
Total assets	140,394	191,706	267,589
Gaming software and service
Segment profit or loss:
Net revenue from external customers			25,820
Income (loss) from operations	7	(204)	78
Share-based compensation			80
Interest income	1		83
Interest expense	10	55	1
Foreign exchange gain (loss)	(82)	6	(29)
Gain (loss) on equity method investments - net		(49,715)	(9,768)
Income tax (benefit) expense	37	(934)	6,445
Segment assets:
Equity method investments			44,472
Additions to property, plant and equipment			1,209
Additions to intangible assets			1,198
Total assets	3,685	4,757	168,671
Asian online game and service
Segment profit or loss:
Net revenue from external customers	27,470	34,367	38,862
Income (loss) from operations	(12,271)	(10,931)	(31,554)
Share-based compensation	199	308	342
Impairment loss on prepaid licensing fees and intangible assets			2,200
Impairment loss on intangible assets	15	2,583
Impairment loss on property, plant and equipment			278
Impairment loss on prepaid licensing and royalty fees	702	247
Impairment loss on goodwill	12,489	5,097	2,255
Impairment loss on deconsolidation of T2CN			22,234
Contract termination costs	49
Interest income	9	492	438
Interest expense	44	(50)	59
Foreign exchange gain (loss)	55	(282)	91
Gain (loss) on equity method investments - net	234	1,846	(11,002)
Impairment loss on marketable securities and investments	1,193	13,327	4,677
Depreciation	1,059	1,790	1,556
Amortization, including intangible assets	2,181	2,251	2,696
Income tax (benefit) expense	710	859	1,118
Segment assets:
Equity method investments	5,223	7,615	20,923
Additions to property, plant and equipment	318	487	1,534
Additions to intangible assets	1,679	1,271	1,114
Additions to goodwill		1,049	12,188
Total assets	78,613	126,038	76,679
Total
Segment profit or loss:
Net revenue from external customers	27,470	34,367	64,682
Income (loss) from operations	(12,264)	(11,135)	(31,476)
Share-based compensation	199	308	422
Impairment loss on prepaid licensing fees and intangible assets			2,200
Impairment loss on intangible assets	15	2,583	1,330
Impairment loss on property, plant and equipment			278
Impairment loss on prepaid licensing and royalty fees	702	247	870
Impairment loss on goodwill	12,489	5,097	2,255
Impairment loss on deconsolidation of T2CN			22,234
Contract termination costs	49
Interest income	10	492	521
Interest expense	54	5	60
Foreign exchange gain (loss)	(27)	(276)	62
Gain (loss) on equity method investments - net	234	(47,869)	(20,770)
Impairment loss on marketable securities and investments	1,193	13,327	4,677
Depreciation	1,059	1,790	1,556
Amortization, including intangible assets	2,181	2,251	2,696
Income tax (benefit) expense	747	(75)	7,563
Segment assets:
Equity method investments	5,223	7,615	65,395
Additions to property, plant and equipment	318	487	2,743
Additions to intangible assets	1,679	1,271	2,312
Additions to goodwill		1,049	12,188
Total assets	$ 82,298	$ 130,795	$ 245,350